Note 23	12 Months Ended
Dec. 31, 2024
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Disclosure of Assets and Liabilities under reinsurance and insurance contracts [Text Block]	Assets and liabilities under insurance and reinsurance contracts
The Group has insurance subsidiaries mainly in Spain, Latin America (mostly in Mexico) and Turkey. Specifically, the insurance entities located in Spain and Mexico together accounted for approximately 95% in terms of total liabilities under insurance and reinsurance contracts as of December 31, 2024.
The main product offered by the insurance subsidiaries is life insurance to cover the risk of death (risk insurance) and life-savings insurance. Within life and accident insurance, a distinction is made between freely sold products and those offered to customers who have taken mortgage or consumer loans, which cover the principal of those loans in the event of the customer’s death.
There are two types of savings products: individual insurance, which seeks to provide the customer with savings for retirement or other events, and group insurance, which is taken out by employers to cover their commitments to their employees.
The insurance business is affected by different risks, including those that are related to the BBVA Group such as credit risk, market risk, liquidity risk and operational risk and the methodology for risk measurement, control and follow-up applied in the insurance activity is similar (see Note 7), although it has a differentiated management due to the particular characteristics of the insurance business, such as the coverage of contracted obligations and the long term of the commitments.
Additionally, the insurance business generates certain specific risks, of a probabilistic nature:
–Technical risk: arises from deviations in the estimation of the casualty rate of insurances, either in terms of numbers, the amount of such claims and the timing of its occurrence.
–Longevity risk: is the risk of incurring higher benefit payments than expected due to an increase in the life expectancy of the insured persons.
The insurance activity is fully integrated into the BBVA Group's risk management framework. From the definition of the risk appetite to the management limits, the governance model, the admission process, the organizational scheme and the development of computer systems/models, everything is designed with a global approach and under consistent and homogeneous criteria, aligned with other financial business of the BBVA Group. This also means that control activities and information flow are fully integrated into internal processes, from local reporting to the corporate bodies of the BBVA Group.
The insurance industry is highly regulated in each geographical area. In this regard, it should be noted that the insurance industry is undergoing a gradual regulatory transformation through new accounting and risk-based capital regulations, which have already been published in several countries.
The amounts that the consolidated insurance entities are entitled to receive from reinsurance contracts they maintain with third parties are recognized under the heading “Assets under reinsurance and insurance contracts” in the consolidated balance sheets. As of December 31, 2024, 2023 and 2022, the balance under this heading amounted to €191 million, €211 million and €183 million, respectively.
The heading “Liabilities under insurance and reinsurance contracts” in the consolidated balance sheets includes the liabilities recorded under insurance contracts of the consolidated insurance entities in accordance with IFRS 17 (see Note 2.2.8). The breakdown of the balance of this heading as of December 31, 2024, 2023 and 2022 is as follows:

Liabilities under insurance and reinsurance contracts (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Insurances	10,981	12,110	10,131
Liabilities for remaining coverage	9,835	10,900	9,157
Estimates of the present value of cash flows	8,462	9,516	7,905
Risk adjustment	150	171	155
Cost service margin	1,224	1,213	1,097
Liabilities for incurred claims	1,146	1,210	974
Estimates of the present value of cash flows	1,129	1,191	959
Risk adjustment	17	19	15
Reinsurances	—	—	—
Total	10,981	12,110	10,131
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
In addition, the breakdown of “Liabilities under insurance and reinsurance contracts” in the consolidated balance sheets by type of product as of December 31, 2024, 2023 and 2022, excluding insurance contracts valued following the Simplified Model, is shown in the table below:

Liabilities under insurance and reinsurance contracts by type of product (Millions of Euros)
	2024	2023	2022 ⁽³⁾
Liabilities for remaining coverage	9,835	10,900	9,157
Life insurance	9,555	10,657	8,962
Individuals life insurance ⁽¹⁾	7,643	8,900	7,592
Group insurance ⁽²⁾	1,912	1,757	1,370
Non-life insurance	280	243	195
Liabilities for incurred claims	1,146	1,210	974
Total	10,981	12,110	10,131
(1) Provides coverage in the event of death, disability and serious illness.
(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of their employees.
(3) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
The variation in liabilities under insurance and reinsurance contracts analyzed by liability for the remaining coverage and liability for incurred claims for the years 2024, 2023 and 2022 is shown below:

Variation in liabilities under insurance and reinsurance contracts analyzed by liabilities for the remaining coverage and the liabilities for incurred claims. December 2024 (Millions of Euros)
	Liability for remaining coverage	Liability for incurred claims	Total

Initial balance	10,900	1,210	12,110
Result from insurance service	(3,371)	1,862	(1,509)
Insurance revenue	(3,494)	—	(3,494)
Insurance expense	124	1,862	1,985
Financial income/ expenses from insurance contracts	(407)	12	(395)
Exchange differences	(657)	(110)	(767)
Cash flows	3,370	(1,828)	1,542
Final balance	9,835	1,146	10,981

Variation in liabilities under insurance and reinsurance contracts analyzed by liabilities for the remaining coverage and the liabilities for incurred claims. December 2023 (Millions of Euros)
	Liability for remaining coverage	Liability for incurred claims	Total

Initial balance	9,157	974	10,131
Result from insurance service	(2,822)	1,532	(1,289)
Insurance revenue	(2,897)	—	(2,897)
Insurance expense	75	1,532	1,607
Financial income/ expenses from insurance contracts	563	1	564
Exchange differences	1,008	59	1,067
Cash flows	2,994	(1,357)	1,637
Final balance	10,900	1,210	12,110

Variation in liabilities under insurance and reinsurance contracts analyzed by liabilities for the remaining coverage and the liabilities for incurred claims. December 2022 (Millions of Euros)
	Liability for remaining coverage	Liability for incurred claims	Total

Initial balance	8,875	1,097	9,972
Result from insurance service	(2,446)	1,260	(1,186)
Insurance revenue	(2,575)	—	(2,575)
Insurance expense	130	1,260	1,390
Financial income/ expenses from insurance contracts	(694)	2	(692)
Exchange differences	1,048	51	1,099
Cash flows	2,375	(1,437)	938
Final balance	9,157	974	10,131
The variation of liabilities under insurance and reinsurance contracts, distinguishing between their different valuation components, excluding contracts valued under the Simplified Model, for the years 2024, 2023 and 2022 is shown below:

Variation in liabilities under insurance and reinsurance contracts analyzed by valuation component. December 2024 (Millions of Euros)
	Estimated present value of future cash flows	Risk adjustment	Contractual service margin ⁽¹⁾	Total
Initial balance	9,738	167	1,213	11,118
Insurance service result	(345)	(17)	44	(318)
Changes that relate to current services	(969)	(29)	(270)	(1,267)
Changes that relate to future services	(350)	12	314	(24)
Changes that relate to past services	974	—	—	974
Financial income/ expenses from insurance contracts	(457)	3	49	(406)
Exchange rate differences	(636)	(3)	(82)	(721)
Cash flows	411	—	—	411
Final balance	8,710	150	1,224	10,084
(1) In general, the transition approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts.

Variation in liabilities under insurance and reinsurance contracts analyzed by valuation component. December 2023 (Millions of Euros)
	Estimated present value of future cash flows	Risk adjustment	Contractual service margin ⁽¹⁾	Total
Initial balance	8,056	150	1,097	9,303
Insurance service result	(384)	—	(23)	(406)
Changes that relate to current services	(749)	(26)	(185)	(960)
Changes that relate to future services	(189)	26	163	—
Changes that relate to past services	554	—	—	554
Financial income/ expenses from insurance contracts	508	11	45	564
Exchange rate differences	935	6	94	1,035
Cash flows	623	—	—	623
Final balance	9,738	167	1,213	11,118
(1) In general, the transition approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts.

Variation in liabilities under insurance and reinsurance contracts analyzed by valuation component. December 2022 (Millions of Euros)
	Estimated present value of future cash flows	Risk adjustment	Contractual service margin ⁽¹⁾	Total
Initial balance	7,945	112	948	9,006
Insurance service result	(606)	46	49	(511)
Changes that relate to current services	(750)	(14)	(144)	(908)
Changes that relate to future services	(270)	60	193	(17)
Changes that relate to past services	413	—	—	413
Financial income/ expenses from insurance contracts	(704)	(20)	29	(694)
Exchange rate differences	1,009	11	72	1,093
Cash flows	412	—	—	412
Final balance	8,056	150	1,097	9,303
(1) In general, the transition approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts.
The maturity of “Liabilities under insurance and reinsurance contracts” is as follows:

Maturity of the liabilities under insurance and reinsurance contracts (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2024	1,556	319	720	8,387	10,981
2023	1,356	962	2,425	7,367	12,110
2022	1,754	663	1,664	6,050	10,131
The classification and valuation models used to calculate the liabilities under insurance and reinsurance contracts are detailed in Note 2.2.8 of these Consolidated Financial Statements.
In general, in estimating compliance flows valued under the General Model, the Group has used tables based on the companies' own experience to estimate discounted future cash flows for all units of account, except for those cases in which the entity has not had sufficient historical data for the construction of the assumptions, so in such cases, regulatory tables have been used.